SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Pro-rated per-participant fee	$ 63.00
Percentage of annual plan-related expenses charged per-participant	0.03%
Annual limit of other administrative expenses	$ 75,000
Total administrative expenses	$ 63,911	$ 103,726